OTHER INTANGIBLE ASSETS, NET (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
For the year ended December 31,
2018	$ 9,876
2019	8,239
2020	7,544
2021	6,344
2022 and thereafter	9,406
Other Intangible Assets Amortization Expense	$ 41,409	$ 7,599